Preferred and Common Stock - RSUs and PSUs Activity (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RSUs
Number of awards
Number of awards, outstanding at the beginning of the year (in shares)	1.5
Number of awards, granted (in shares)	0.4
Number of awards, converted (in shares)	(0.4)
Number of awards, forfeited (in shares)	0.0
Number of awards, outstanding at the ending of the year (in shares)	1.5	1.5
Weighted average FMV per award
Weighted average FMV per award, outstanding at the beginning of the year (in usd per share)	$ 44.57
Weighted average FMV per award, granted (in usd per share)	160.52
Weighted average FMV per award, converted (in usd per share)	35.22
Weighted average FMV per award, forfeited (in usd per share)	69.61
Weighted average FMV per award, outstanding at the ending of the year (in usd per share)	$ 81.44	$ 44.57
PRSUs
Number of awards
Number of awards, outstanding at the beginning of the year (in shares)	0.6
Number of awards, granted (in shares)	0.2
Number of awards, converted (in shares)	(0.4)
Number of awards, forfeited (in shares)	0.0
Number of awards, performance share adjustment (in shares)	0.2
Number of awards, outstanding at the ending of the year (in shares)	0.6	0.6
Weighted average FMV per award
Weighted average FMV per award, outstanding at the beginning of the year (in usd per share)	$ 57.13
Weighted average FMV per award, granted (in usd per share)	154.72	$ 72.65	$ 47.59
Weighted average FMV per award, converted (in usd per share)	36.68
Weighted average FMV per award, forfeited (in usd per share)	78.43
Weighted average FMV per award, performance share adjustment (in usd per share)	36.68
Weighted average FMV per award, outstanding at the ending of the year (in usd per share)	$ 89.88	$ 57.13